Derivatives (Derivatives Associated with Fixed Income Trading Activities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	$ 1,697,992	$ 1,714,443
Assets	39,495	64,640
Liabilities	14,996	1,943
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,697,992	1,714,443
Assets	14,996	1,943
Liabilities	39,495	64,640
Put Option [Member] | ShortMember
Derivative Instruments, Gain (Loss) [Line Items]
Notional	5,000
Assets	0
Liabilities	8
Put Option [Member] | LongMember
Derivative Instruments, Gain (Loss) [Line Items]
Notional	17,500	5,000
Assets	63	27
Liabilities	0	0
Forwards And Futures Purchased [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	2,916,750	1,957,524
Assets	6,257	2,212
Liabilities	26,659	1,634
Forwards And Futures Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	3,085,396	2,168,609
Assets	27,330	2,149
Liabilities	$ 6,615	$ 1,893